Cash and Cash Equivalents, Time Deposits and Pledged Deposits	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Cash and Cash Equivalents, Time Deposits and Pledged Deposits	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Cash and cash equivalents	841,317	858,607
Less: Pledged deposits	(1,270)	(1,444)
Time deposits	(54,016)	(168,225)

Cash and cash equivalents	786,031	688,938

Denominated in USD	727,160	681,025
Denominated in RMB	21,472	5,875
Denominated in EUR	37,399	2,038

Cash and cash equivalents	786,031	688,938
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $21.5 million and $5.9 million in the consolidated statements of financial position as at December 31, 2022 and 2021, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
The pledged deposit as at December 31, 2022 was pledged for issuing a letter of guarantee to a supplier of the Company and for credit card facilities. The pledged deposit as at December 31, 2021 was pledged for issuing bank acceptance notes to suppliers of the Company and credit card facilities.
Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.